Prospectus Supplement

May 1, 2017

Morgan Stanley Institutional Fund Trust

Supplement dated May 1, 2017 to the Morgan Stanley Institutional Fund Trust
Prospectus dated May 1, 2017

Mid Cap Growth Portfolio
(the "Portfolio")

On or about May 31, 2017, the Portfolio will recommence offering Class I, Class A and Class IS shares and commence offering Class C shares. Accordingly, effective May 31, 2017, the Prospectus is revised as follows:

The first two paragraphs under the section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Portfolio Shares" are hereby deleted and replaced with the following:

The Fund has suspended offering Class L shares of the Portfolio for sale to all investors. The Class L shareholders of the Portfolio do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

The section of the Prospectus entitled "Shareholder Information—Share Class Arrangements" is hereby deleted and replaced with the following:

Share Class Arrangements

The Fund has suspended offering Class L shares of the Portfolio for sale to all investors. The Class L shareholders of the Portfolio do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders of the Portfolio may invest in additional Class L shares through reinvestment of dividends and distributions.

This Prospectus offers Class I, Class A, Class C and Class IS shares of the Portfolio. Class I and Class IS shares are not subject to a sales charge and are not subject to a distribution and/or shareholder service (12b-1) fee. In addition, no sub-accounting or other similar fees, or any finder's fee payments are charged or paid on Class IS shares. The Class L shares of the Portfolio are currently closed to all investors except in the limited circumstances set forth in this Prospectus. Class C shares are sold at NAV with no initial sales charge, but are subject to a CDSC of 1.00% on sales made within one year after the last day of the month of purchase. Class I and Class IS shares generally require investments in minimum amounts that are substantially higher than Class A and Class C shares.

Please retain this supplement for future reference.

  IFTMCGPROSPT 5-17

Statement of Additional Information Supplement

May 1, 2017

Morgan Stanley Institutional Fund Trust

Supplement dated May 1, 2017 to the Morgan Stanley Institutional Fund Trust (the "Fund") Statement of Additional Information dated May 1, 2017

Mid Cap Growth Portfolio
(the "Portfolio")

On or about May 31, 2017, the Portfolio will recommence offering Class I, Class A and Class IS shares and commence offering Class C shares. Accordingly, effective May 31, 2017, the Statement of Additional Information is revised as follows:

The table on the cover page of the Statement of Additional Information listing the Fund's current portfolios is hereby deleted and replaced with the following:

Share Class and Ticker Symbol
	Class I	Class A	Class L*	Class C	Class IR	Class IS	Institutional Class
U.S. EQUITY PORTFOLIO:
Mid Cap Growth Portfolio	MPEGX	MACGX	MSKLX	MSMFX	—	MMCGX	—
FIXED INCOME PORTFOLIOS:
Core Plus Fixed Income Portfolio	MPFIX	MFXAX	MSIOX	MSCKX	—	—	—
Corporate Bond Portfolio	MPFDX	MIGAX	MGILX	MSBOX	—	—	—
High Yield Portfolio	MSYIX	MSYPX	MSYLX	MSHDX	—	MSHYX	—
Short Duration Income Portfolio**	MPLDX	MLDAX	MSJLX	MSLDX	—	MSDSX	—
Strategic Income Portfolio	MSIDX	MSADX	—	MSPDX	—	MSTCX	—
Ultra-Short Income Portfolio	—	MUAIX	—	—	MULSX	—	MUIIX
ASSET ALLOCATION PORTFOLIOS:
Global Multi-Asset Income Portfolio	MSGMX	MSGOX	—	MSGYX	—	MSMUX	—
Global Strategist Portfolio	MPBAX	MBAAX	MSDLX	MSSOX	—	MGPOX	—

The footnotes following the table on the cover page of the Statement of Additional Information listing the Fund's current portfolios are hereby deleted and replaced with the following:

*  The Fund has suspended offering Class L shares of each Portfolio to all investors. Existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. Class L shares of the Global Multi-Asset Income Portfolio, Strategic Income Portfolio and Ultra-Short Income Portfolio are not being offered at this time. You do not currently have the option of purchasing Class L shares.

**The Fund has suspended offering Class C shares of the Short Duration Income Portfolio to all investors. Existing Class C shareholders may invest in additional Class C shares through reinvestment of dividends and distributions.

The first paragraph under the section of the Statement of Additional Information entitled "Purchase and Redemption of Shares" is hereby deleted and replaced with the following:

The Fund has suspended offering Class L shares of the Portfolios and Class C shares of Short Duration Income Portfolio to all investors. The Class L shareholders of the Portfolios and the Class C shareholders of Short Duration Income Portfolio do not have the option of purchasing additional Class L shares and Class C shares, respectively. However, the existing Class L shareholders of the Portfolios and existing Class C shareholders of Short Duration Income Portfolio may invest in additional Class L shares and Class C shares, respectively, through reinvestment of dividends and distributions.

Please retain this supplement for future reference.